Cover	Sep. 14, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	000-56650
Entity Registrant Name	TRANSIT PRO TECH INC.
Entity Central Index Key	0002016167
Entity Tax Identification Number	93-1692034
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 N. Barranca Street
Entity Address, Address Line Two	Suite 460
Entity Address, City or Town	Covina
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91791
City Area Code	626
Local Phone Number	332 5398
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001
Title of 12(b) Security	Class A Common Stock, par value $0.0001
Trading Symbol	N/A
Security Exchange Name	NONE
Class B Common Stock, par value $0.0001
Title of 12(b) Security	Class B Common Stock, par value $0.0001
Trading Symbol	N/A
Security Exchange Name	NONE